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JULIEN BOURGEOIS

julien.bourgeois@dechert.com
+1 202 261 3451 Direct
+1 202 261 3151 Fax

March 28, 2014

Via EDGAR

Filing Desk

Securities and Exchange Commission

Office of Filings and Information Services

Branch of Registrations and Examinations

Mail Stop 0-25

100 F Street, NE

Washington, D.C. 20549

Re:                             PACE Select Advisors Trust (the “Registrant”)
File Nos. 33-87254 and 811-08764
Post-Effective Amendment No. 41 to the Registration Statement on Form N-1A

Ladies and Gentlemen:

Electronically transmitted for filing pursuant to Rule 485(b) under the Securities Act of 1933, as amended (“1933 Act”), is Post-Effective Amendment No. 41 to the Registrant’s registration statement on Form N-1A (“Registration Statement”) under the 1933 Act and Amendment No. 43 to the Registration Statement under the Investment Company Act of 1940, as amended.  This filing is being made for the purpose of (i) updating certain financial and performance information; (ii) filing the required exhibits; (iii) incorporating the comments of the staff of the U.S. Securities and Exchange Commission to Post-Effective Amendment No. 40, filed pursuant to Rule 485(a) under the 1933 Act on January 30, 2014; and (iv) making other non-material changes to the prospectuses and Statement of Additional Information.  The attached Post-Effective Amendment does not contain disclosures that would render it ineligible to become effective pursuant to Rule 485(b) under the 1933 Act.

No fee is required in connection with this filing.  Please direct any questions concerning the filing to Philip T. Hinkle of Dechert LLP at 202.261.3460 or to Christopher S. Ha, Associate General Counsel, UBS Global Asset Management (Americas) Inc. at 212.882.5234.

Very truly yours,

/s/ Julien Bourgeois
Julien Bourgeois